Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Drawdowns				$ 122,637	$ 367,578
Repayments			$ (313,100)	(507,764)	$ (341,449)
Non-Current			474,056	474,056		$ 666,409
Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021
Carrying Value as of June 30, 2022			21,000	21,000
BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Drawdowns			5,100
2020 $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021		$ 225,000
Carrying Value as of June 30, 2022			225,000	225,000
2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021
Carrying Value as of June 30, 2022			21,000	21,000
Twenty Twenty One $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021		43,600
Carrying Value as of June 30, 2022			43,600	43,600
$116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				116,000
Carrying Value as of June 30, 2022			116,000	116,000
$157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021
Carrying Value as of June 30, 2022			157,500	157,500
Twenty Twenty One $146.3 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021
Carrying Value as of June 30, 2022			146,300	146,300
$670.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021
Carrying Value as of June 30, 2022			670,000	670,000
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Repayments	$ (19,400)	(62,100)
Borrowings, noncash accretion and amortization				1,400
Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 19,400	$ 62,100
Borrowings, noncash accretion and amortization				6,300
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				3,145,623
Drawdowns				122,638
Repayments				(641,651)
Other Activity				11,194
Carrying Value as of June 30, 2022			2,637,804	2,637,804
Current			379,843	379,843
Non-Current			2,257,961	2,257,961
Gross carrying amount | Credit Agricole Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				72,838
Drawdowns				0
Repayments				(73,591)
Other Activity				753
Carrying Value as of June 30, 2022			0	0
Current			0	0
Non-Current			0	0
Gross carrying amount | Citibank / K-Sure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				77,781
Drawdowns				0
Repayments				(78,401)
Other Activity				620
Carrying Value as of June 30, 2022			0	0
Current			0	0
Non-Current			0	0
Gross carrying amount | Hamburg Commercial Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				37,024
Drawdowns				0
Repayments				(1,646)
Other Activity				0
Carrying Value as of June 30, 2022			35,378	35,378
Current			3,292	3,292
Non-Current			32,086	32,086
Gross carrying amount | Prudential Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				44,832
Drawdowns				0
Repayments				(2,773)
Other Activity				0
Carrying Value as of June 30, 2022			42,059	42,059
Current			5,546	5,546
Non-Current			36,513	36,513
Gross carrying amount | 2019 DNB / GIEK Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				45,450
Drawdowns				0
Repayments				(3,556)
Other Activity				0
Carrying Value as of June 30, 2022			41,894	41,894
Current			7,113	7,113
Non-Current			34,781	34,781
Gross carrying amount | BNPP Sinosure Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				86,314
Drawdowns				5,075
Repayments				(5,359)
Other Activity				0
Carrying Value as of June 30, 2022			86,030	86,030
Current			10,909	10,909
Non-Current			75,121	75,121
Gross carrying amount | 2020 $225 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				145,636
Drawdowns				0
Repayments				(85,330)
Other Activity				0
Carrying Value as of June 30, 2022			60,306	60,306
Current			25,108	25,108
Non-Current			35,198	35,198
Gross carrying amount | 2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				19,245
Drawdowns				0
Repayments				(1,170)
Other Activity				0
Carrying Value as of June 30, 2022			18,075	18,075
Current			18,075	18,075
Non-Current			0	0
Gross carrying amount | Twenty Twenty One $43.6 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				43,550
Drawdowns				0
Repayments				(43,550)
Other Activity				0
Carrying Value as of June 30, 2022			0	0
Current			0	0
Non-Current			0	0
Gross carrying amount | Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				126,334
Drawdowns				0
Repayments				(5,659)
Other Activity				86
Carrying Value as of June 30, 2022			120,761	120,761
Current			11,519	11,519
Non-Current			109,242	109,242
Gross carrying amount | BCFL Lease Financing (LR2s)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				77,604
Drawdowns				0
Repayments				(5,538)
Other Activity				238
Carrying Value as of June 30, 2022			72,304	72,304
Current			10,593	10,593
Non-Current			61,711	61,711
Gross carrying amount | CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				132,957
Drawdowns				0
Repayments				(7,281)
Other Activity				396
Carrying Value as of June 30, 2022			126,072	126,072
Current			14,282	14,282
Non-Current			111,790	111,790
Gross carrying amount | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				68,888
Drawdowns				0
Repayments				(7,705)
Other Activity				0
Carrying Value as of June 30, 2022			61,183	61,183
Current			16,143	16,143
Non-Current			45,040	45,040
Gross carrying amount | 2018 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				111,986
Drawdowns				0
Repayments				(6,504)
Other Activity				0
Carrying Value as of June 30, 2022			105,482	105,482
Current			13,007	13,007
Non-Current			92,475	92,475
Gross carrying amount | $116.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				95,789
Drawdowns				0
Repayments				(95,789)
Other Activity				0
Carrying Value as of June 30, 2022			0	0
Current			0	0
Non-Current			0	0
Gross carrying amount | AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				106,405
Drawdowns				0
Repayments				(22,938)
Other Activity				0
Carrying Value as of June 30, 2022			83,467	83,467
Current			11,396	11,396
Non-Current			72,071	72,071
Gross carrying amount | China Huarong Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				103,416
Drawdowns				0
Repayments				(8,416)
Other Activity				0
Carrying Value as of June 30, 2022			95,000	95,000
Current			95,000	95,000
Non-Current			0	0
Gross carrying amount | $157.5 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				109,657
Drawdowns				0
Repayments				(20,835)
Other Activity				0
Carrying Value as of June 30, 2022			88,822	88,822
Current			12,200	12,200
Non-Current			76,622	76,622
Gross carrying amount | COSCO Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				61,050
Drawdowns				0
Repayments				(3,850)
Other Activity				0
Carrying Value as of June 30, 2022			57,200	57,200
Current			7,700	7,700
Non-Current			49,500	49,500
Gross carrying amount | 2020 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				41,332
Drawdowns				0
Repayments				(1,621)
Other Activity				0
Carrying Value as of June 30, 2022			39,711	39,711
Current			3,242	3,242
Non-Current			36,469	36,469
Gross carrying amount | 2020 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				43,928
Drawdowns				0
Repayments				(1,661)
Other Activity				0
Carrying Value as of June 30, 2022			42,267	42,267
Current			3,321	3,321
Non-Current			38,946	38,946
Gross carrying amount | 2020 SPDBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				87,111
Drawdowns				0
Repayments				(3,248)
Other Activity				0
Carrying Value as of June 30, 2022			83,863	83,863
Current			6,495	6,495
Non-Current			77,368	77,368
Gross carrying amount | 2021 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				90,913
Drawdowns				0
Repayments				(3,626)
Other Activity				0
Carrying Value as of June 30, 2022			87,287	87,287
Current			7,252	7,252
Non-Current			80,035	80,035
Gross carrying amount | 2021 CMBFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				74,565
Drawdowns				0
Repayments				(3,260)
Other Activity				0
Carrying Value as of June 30, 2022			71,305	71,305
Current			6,520	6,520
Non-Current			64,785	64,785
Gross carrying amount | 2021 TSFL Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				54,377
Drawdowns				0
Repayments				(2,190)
Other Activity				0
Carrying Value as of June 30, 2022			52,187	52,187
Current			4,380	4,380
Non-Current			47,807	47,807
Gross carrying amount | 2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				53,893
Drawdowns				0
Repayments				(2,631)
Other Activity				0
Carrying Value as of June 30, 2022			51,262	51,262
Current			5,262	5,262
Non-Current			46,000	46,000
Gross carrying amount | Twenty Twenty One $146.3 Million Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				146,250
Drawdowns				0
Repayments				(5,962)
Other Activity
Carrying Value as of June 30, 2022			140,288	140,288
Current			13,179	13,179
Non-Current			127,109	127,109
Gross carrying amount | 2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				69,783
Drawdowns				0
Repayments				(2,901)
Other Activity
Carrying Value as of June 30, 2022			66,882	66,882
Current			5,850	5,850
Non-Current			61,032	61,032
Gross carrying amount | 2022 AVIC Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				0
Drawdowns				117,204
Repayments				0
Other Activity
Carrying Value as of June 30, 2022			117,204	117,204
Current			9,168	9,168
Non-Current			108,036	108,036
Gross carrying amount | IFRS 16 - Leases - 3 MR
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				29,268
Drawdowns				0
Repayments				(3,991)
Other Activity				0
Carrying Value as of June 30, 2022			25,277	25,277
Current			8,373	8,373
Non-Current			16,904	16,904
Gross carrying amount | $670.0 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				546,730
Drawdowns				0
Repayments				(48,418)
Other Activity				0
Carrying Value as of June 30, 2022			498,312	498,312
Current			44,918	44,918
Non-Current			453,394	453,394
Gross carrying amount | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				70,050
Drawdowns				359
Repayments				0
Other Activity				20
Carrying Value as of June 30, 2022			70,429	70,429
Current			0	0
Non-Current			70,429	70,429
Gross carrying amount | Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				68,312
Drawdowns				0
Repayments				(69,695)
Other Activity				1,383
Carrying Value as of June 30, 2022			0	0
Current			0	0
Non-Current			0	0
Gross carrying amount | Convertible Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				202,355
Drawdowns				0
Repayments				(12,556)
Other Activity				7,698
Carrying Value as of June 30, 2022			197,497	197,497
Current			0	0
Non-Current			197,497	197,497
Deferred financing fees
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				24,821
Drawdowns				3,044
Repayments				0
Other Activity				(7,309)
Carrying Value as of June 30, 2022			20,556	20,556
Current			2,588	2,588
Non-Current			17,968	17,968
Deferred financing fees | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				2,300
Carrying Value as of June 30, 2022			2,000	2,000
Net carrying amount
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				3,117,055
Drawdowns				119,594
Repayments				(642,583)
Other Activity				18,503
Carrying Value as of June 30, 2022			2,612,569	2,612,569
Current			372,576	372,576
Non-Current			2,239,993	2,239,993
Prepaid Interest Expense
Disclosure of detailed information about borrowings [line items]
Carrying Value as of December 31, 2021				3,747
Drawdowns				0
Repayments				(932)
Other Activity				0
Carrying Value as of June 30, 2022			4,679	4,679
Current			4,679	4,679
Non-Current			$ 0	$ 0